Schedule of financial liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Financial Instruments Categories And Fair Values
Trade payables — amortised cost	$ (9,152,649)	$ (595,849)
Borrowings — current	(23,331,928)	(3,618,446)
Other financial liabilities — current	(12,027,726)	(214,923)
Other financial liabilities — non-current	(4,049,447)
Lease liabilities	(375,502)	(56,051)
Financial liabilities	$ (48,937,252)	$ (4,485,269)